Note 6 - Common Stock - Information Related to Stock Warrants (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Jan. 01, 2024
Outstanding, number of warrants (in shares)	824,416
Outstanding, weighted average exercise price (in dollars per share)	$ 11.1
Outstanding, intrinsic value
Issued, number of warrants (in shares)	4,956,539
Issued, weighted average exercise price (in dollars per share)	$ 2.82
Issued, intrinsic value
Exercised, number of warrants (in shares)
Exercised, weighted average exercise price (in dollars per share)
Exercised, intrinsic value
Expired, number of warrants (in shares)
Expired, weighted average exercise price (in dollars per share)
Expired, intrinsic value
Canceled, number of warrants (in shares)
Canceled, weighted average exercise price (in dollars per share)
Canceled , intrinsic value
Outstanding, number of warrants (in shares)	5,780,955
Outstanding, weighted average exercise price (in dollars per share)	$ 4
Outstanding, weighted average remaining life (Year)	4 years 9 months 18 days
Exercisable, number of warrants (in shares)	5,780,955
Exercisable, weighted average exercise price (in dollars per share)	$ 4
Exercisable, weighted average remaining life (Year)	4 years 9 months 18 days
Exercisable, intrinsic value
Exercise Price, Outstanding (in dollars per share)	$ 4
Warrants, Outstanding (in shares)	5,780,955
Warrants With Exercise Price 250 [Member]
Outstanding, number of warrants (in shares)	2,071,293
Outstanding, weighted average exercise price (in dollars per share)	$ 2.5
Exercisable, number of warrants (in shares)	2,071,293
Exercisable, weighted average remaining life (Year)	5 years
Exercise Price, Outstanding (in dollars per share)	$ 2.5
Warrants, Outstanding (in shares)	2,071,293
Warrants With Exercise Price 350 [Member]
Outstanding, number of warrants (in shares)	2,885,246
Outstanding, weighted average exercise price (in dollars per share)	$ 3.05
Exercisable, number of warrants (in shares)	2,885,246
Exercisable, weighted average remaining life (Year)	5 years 3 months 18 days
Exercise Price, Outstanding (in dollars per share)	$ 3.05
Warrants, Outstanding (in shares)	2,885,246
Warrants With Exercise Price 780 [Member]
Outstanding, number of warrants (in shares)	177,490
Outstanding, weighted average exercise price (in dollars per share)	$ 7.8
Exercisable, number of warrants (in shares)	177,490
Exercisable, weighted average remaining life (Year)	3 years 10 months 24 days
Exercise Price, Outstanding (in dollars per share)	$ 7.8
Warrants, Outstanding (in shares)	177,490
Warrants With Exercise Price 1200 [Member]
Outstanding, number of warrants (in shares)	646,926
Outstanding, weighted average exercise price (in dollars per share)	$ 12
Exercisable, number of warrants (in shares)	646,926
Exercisable, weighted average remaining life (Year)	3 years 9 months 18 days
Exercise Price, Outstanding (in dollars per share)	$ 12
Warrants, Outstanding (in shares)	646,926